Financial instruments (Details 5) (Recurring basis, CHF) In Millions	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Interest rate derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,341	1,786
Transfers in, liabilities	26	128
Transfers out, liabilities	(10)	(142)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	11
Settlements, liabilities	(102)
Purchases, sales, issuances, settlements, liabilities		(210)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(11)	(16)
Gain (loss) on all other activity included in trading revenues, liabilities	(146)	274
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(118)	81
Balance at end of period, liabilities	991	1,901
Foreign exchange derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,941	2,936
Transfers in, liabilities	59	59
Transfers out, liabilities	(33)	(15)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	3
Settlements, liabilities	(324)
Purchases, sales, issuances, settlements, liabilities		(1,126)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(1)	(1)
Gain (loss) on all other activity included in trading revenues, liabilities	640	(84)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(320)	140
Balance at end of period, liabilities	2,965	1,909
Equity/index-related derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	2,940	3,635
Transfers in, liabilities	94	253
Transfers out, liabilities	(232)	(468)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	185
Settlements, liabilities	(190)
Purchases, sales, issuances, settlements, liabilities		(478)
Gain (loss) on transfers in/out included in trading revenues, liabilities	26	185
Gain (loss) on all other activity included in trading revenues, liabilities	252	(363)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(319)	170
Balance at end of period, liabilities	2,756	2,934
Credit derivatives | Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,256	1,996
Transfers in, liabilities	623	444
Transfers out, liabilities	(507)	(567)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	123
Settlements, liabilities	(276)
Purchases, sales, issuances, settlements, liabilities		(351)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(43)	36
Gain (loss) on all other activity included in trading revenues, liabilities	203	(540)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(129)	96
Balance at end of period, liabilities	1,250	1,114
Long-term debt - of which structured notes over two years | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,488	14,781
Transfers in, liabilities	804	1,086
Transfers out, liabilities	(1,121)	(1,996)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	1,759
Settlements, liabilities	(2,282)
Purchases, sales, issuances, settlements, liabilities		(1,231)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(9)	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	337	(756)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(982)	690
Balance at end of period, liabilities	7,994	12,448
Long-term debt - of which nonrecourse liabilities | Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	6,825	0
Transfers in, liabilities	2,577	350
Transfers out, liabilities	(4,398)	(16)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	2,043
Settlements, liabilities	(2,441)
Purchases, sales, issuances, settlements, liabilities		8,928
Gain (loss) on transfers in/out included in trading revenues, liabilities	57	(126)
Gain (loss) on all other activity included in trading revenues, liabilities	224	1,558
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(683)	(29)
Balance at end of period, liabilities	4,204	10,665
Other liabilities - of which failed sales | Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	1,849	1,932
Transfers in, liabilities	499	106
Transfers out, liabilities	(131)	(28)
Purchases, liabilities	124
Sales, liabilities	(207)
Issuances, liabilities	0
Settlements, liabilities	(9)
Purchases, sales, issuances, settlements, liabilities		668
Gain (loss) on transfers in/out included in trading revenues, liabilities	(5)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	159	(373)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(194)	86
Balance at end of period, liabilities	2,085	2,387
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	507	206
Transfers in, liabilities	0	0
Transfers out, liabilities	(263)	0
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	0
Settlements, liabilities	(204)
Purchases, sales, issuances, settlements, liabilities		(217)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(4)	0
Gain (loss) on all other activity included in trading revenues, liabilities	0	0
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(36)	11
Balance at end of period, liabilities	0	0
Trading Liabilities
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	9,200	11,951
Transfers in, liabilities	836	909
Transfers out, liabilities	(844)	(1,498)
Purchases, liabilities	134
Sales, liabilities	(192)
Issuances, liabilities	453
Settlements, liabilities	(1,070)
Purchases, sales, issuances, settlements, liabilities		(2,359)
Gain (loss) on transfers in/out included in trading revenues, liabilities	(29)	234
Gain (loss) on all other activity included in trading revenues, liabilities	950	(529)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(946)	557
Balance at end of period, liabilities	8,492	9,265
Short-term borrowings.
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	123	164
Transfers in, liabilities	43	12
Transfers out, liabilities	(18)	(14)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	226
Settlements, liabilities	(137)
Purchases, sales, issuances, settlements, liabilities		160
Gain (loss) on transfers in/out included in trading revenues, liabilities	1	0
Gain (loss) on all other activity included in trading revenues, liabilities	5	(40)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(20)	6
Balance at end of period, liabilities	223	288
Long-term debt
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	16,797	16,646
Transfers in, liabilities	3,535	1,532
Transfers out, liabilities	(5,630)	(2,156)
Purchases, liabilities	0
Sales, liabilities	0
Issuances, liabilities	4,005
Settlements, liabilities	(4,963)
Purchases, sales, issuances, settlements, liabilities		6,513
Gain (loss) on transfers in/out included in trading revenues, liabilities	54	(256)
Gain (loss) on all other activity included in trading revenues, liabilities	546	799
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	0	0
Foreign currency translation impact, liabilities	(1,712)	753
Balance at end of period, liabilities	12,632	23,831
Other liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	3,734	3,995
Transfers in, liabilities	507	145
Transfers out, liabilities	(155)	(67)
Purchases, liabilities	157
Sales, liabilities	(225)
Issuances, liabilities	1
Settlements, liabilities	(211)
Purchases, sales, issuances, settlements, liabilities		508
Gain (loss) on transfers in/out included in trading revenues, liabilities	(30)	(4)
Gain (loss) on all other activity included in trading revenues, liabilities	163	(403)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	129	46
Foreign currency translation impact, liabilities	(365)	174
Balance at end of period, liabilities	3,705	4,394
Liabilities:
Liabilities measured at fair value on a recurring basis for level 3
Balance at beginning of period, liabilities	30,361	32,962
Transfers in, liabilities	4,921	2,598
Transfers out, liabilities	(6,910)	(3,735)
Purchases, liabilities	291
Sales, liabilities	(417)
Issuances, liabilities	4,685
Settlements, liabilities	(6,585)
Purchases, sales, issuances, settlements, liabilities		4,605
Gain (loss) on transfers in/out included in trading revenues, liabilities	(8)	(26)
Gain (loss) on all other activity included in trading revenues, liabilities	1,664	(173)
Gain (loss) on transfers in/out included in other revenues, liabilities	0	0
Gain (loss) on all other activity included in other revenues, liabilities	129	46
Foreign currency translation impact, liabilities	(3,079)	1,501
Balance at end of period, liabilities	25,052	37,778